[Annotated Form N-Q]

UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07694
MORGAN STANLEY EMERGING MARKETS DEBT FUND, INC.
(Exact name of registrant as specified in charter)
522 FIFTH AVENUE, NEW YORK, NY		10036
(Address of principal executive offices)		(Zip code)
RONALD E. ROBISON 522 FIFTH AVENUE, NEW YORK, NY 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-231-2608

Date of fiscal year end:	12/31

Date of reporting period:	3/31/08

Item 1.  Schedule of Investments.

The Fund’s schedule of investment as of the close of the reporting period prepared pursuant to Rule 12-12 Regulation S-X is as follows:

Morgan Stanley Emerging Markets Debt Fund, Inc.

Portfolio of Investments

First Quarter Report

March 31, 2008 (unaudited)

(Showing Percentage of Total Value of Investments)

	Face
	Amount		Value
	(000)		(000)
DEBT INSTRUMENTS (97.9%)
Argentina (2.0%)
Sovereign (2.0%)
Republic of Argentina,
5.83%,12/31/33		$6,040	$2,031
8.28%,12/31/33	(e)3,974		2,752
			4,783
Brazil (15.4%)
Corporate (1.0%)
Banco ABN AMRO Real S.A.,
16.20%, 2/22/10	BRL	4,240	2,567
Sovereign (14.4%)
Federative Republic of Brazil,
6.00%, 1/17/17		$6,850	7,001
8.00%, 1/15/18	6,403		7,188
8.88%, 10/14/19 - 4/15/24	5,688		7,041
10.50%, 7/14/14	1,740		2,214
11.00%, 8/17/40	4,250		5,696
14.50%, 10/15/09	2,321		2,719
Nota do Tesouro Nacional,
Zero Coupon, 1/1/10	BRL	5,049	2,804
			34,663
			37,230
Bulgaria (1.6%)
Sovereign (1.6%)
Republic of Bulgaria,
8.25%, 1/15/15	$	(b)1,699	1,992
Republic of Bulgaria (Registered),
8.25%, 1/15/15	1,490		1,747
			3,739
Chile (1.4%)
Corporate (1.4%)
Empresa Nacional de Petroleo,
6.75%, 11/15/12	(b)3,090		3,343
Colombia (0.7%)
Sovereign (0.7%)
Republic of Colombia,
11.75%, 2/25/20	1,075		1,591
Ecuador (1.2%)
Sovereign (1.2%)
Republic of Ecuador,
9.38%,12/15/15	470		477
10.00%, 8/15/30	(d)2,500		2,425
			2,902
Egypt (0.8%)
Sovereign (0.8%)
Arab Republic of Egypt,
8.75%, 7/18/12	EGP	(b)10,510	1,972
Ghana (0.8%)
Sovereign (0.8%)
Republic of Ghana,
8.50%, 10/4/17	$	(b)1,916	2,012
Indonesia (2.8%)

Corporate (1.8%)
Pindo Deli Finance BV,
Tranche A, 4.25%, 4/28/15		(b)(c)554	421
Tranche B, 4.25%, 4/28/18		(b)(c)1,707	700
Tranche C, Zero Coupon, 4/28/25		(b)(c)6,884	757
Tijiwi Kimia Finance BV,
Tranche A, 4.24%, 4/28/15		(b)(c)1,824	1,377
Tranche B, 4.29%, 4/28/18		(b)(c)1,477	598
Tranche C, Zero Coupon, 4/28/27		(b)(c)3,352	369
			4,222
Sovereign (1.0%)
Republic of Indonesia,
7.75%, 1/17/38		2,317	2,409
			6,631
Ivory Coast (0.3%)
Sovereign (0.3%)
Ivory Coast,
3.00%, 3/30/18		(a)2,045	736
Malaysia (1.0%)
Sovereign (1.0%)
Government of Malaysia,
7.50%, 7/15/11		420	470
8.75%, 6/1/09		1,929	2,049
			2,519
Mexico (17.1%)
Corporate (7.5%)
Pemex Project Funding Master Trust,
4.10%, 6/15/10		(b)(c)4,250	4,237
5.75%, 3/1/18		(b)1,840	1,887
6.63%, 6/15/35		5,000	5,181
8.63%, 12/1/23		1,740	2,214
9.13%, 10/13/10		4,040	4,535
			18,054
Sovereign (9.6%)
Mexican Bonos,
8.00%, 12/17/15	MXN	54,910	5,335
9.50%, 12/18/14		63,370	6,620
United Mexican States,
5.63%, 1/15/17		$6,278	6,614
6.75%, 9/27/34		1,479	1,654
7.50%, 1/14/12		1	1
8.38%, 1/14/11		2,665	3,014
			23,238
			41,292
Panama (2.6%)
Sovereign (2.6%)
Republic of Panama,
7.13%, 1/29/26		1,910	2,072
7.25%, 3/15/15		700	770
9.38%, 4/1/29		1,890	2,495
9.63%, 2/8/11		906	1,038
			6,375
Peru (3.5%)
Sovereign (3.5%)
Republic of Peru,
8.38%, 5/3/16		1,150	1,375
8.75%, 11/21/33		3,130	4,085
9.88%, 2/6/15		2,342	2,965
			8,425
Philippines (10.8%)
Sovereign (10.8%)

Republic of Philippines,
8.88%, 3/17/15	(f)11,825		14,013
9.00%, 2/15/13	2,240		2,629
9.50%, 2/2/30	7,174		9,380
			26,022
Qatar (0.8%)
Sovereign (0.8%)
State of Qatar (Registered),
9.75%, 6/15/30	1,260		1,966
Russia (16.4%)
Corporate (7.4%)
Gaz Capital S.A.,
6.21%, 11/22/16	(b)3,282		3,044
8.63%, 4/28/34	3,670		4,184
JPMorgan & Chase Co.,
7.00%, 6/28/17	RUB	62,000	2,169
RSHB Capital S.A. for OJSC Russian Agricultural Bank,
6.30%, 5/15/17	$	(b)2,004	1,861
7.18%, 5/16/13	(b)2,800		2,860
7.18%, 5/16/13	270		276
TNK-BP Finance S.A.,
7.88%, 3/13/18	(b)3,800		3,529
			17,923
Sovereign (9.0%)
Russian Federation,
7.50%, 3/31/30	(d)875		1,011
Russian Federation (Registered),
7.50%, 3/31/30	(d)7,636		8,815
11.00%, 7/24/18	321		467
12.75%, 6/24/28	4,000		7,225
Russian Ministry of Finance,
3.00%, 5/14/11	4,230		4,067
			21,585
			39,508
South Korea (0.4%)
Sovereign (0.4%)
Korea Development Bank,
5.30%, 1/17/13	1,000		1,026
Trinidad (0.9%)
Corporate (0.9%)
National Gas Co. of Trinidad & Tobago Ltd.,
6.05%, 1/15/36	(b)2,369		2,229
Turkey (8.3%)
Sovereign (8.3%)
Republic of Turkey,
6.75%, 4/3/18	8,225		8,235
11.00%, 1/14/13	(f)7,145		8,717
11.50%, 1/23/12	320		386
11.88%, 1/15/30	1,737		2,573
			19,911
Ukraine (1.0%)
Sovereign (1.0%)
Republic of Ukraine,
6.58%, 11/21/16	2,410		2,398
Venezuela (8.1%)
Sovereign (8.1%)
Republic of Venezuela,
9.25%, 9/15/27	11,581		11,031
10.75%, 9/19/13	8,330		8,517
			19,548
TOTAL DEBT INSTRUMENTS (Cost $231,202)			236,158

	No. of
	Warrants
Warrants (0.5%)
Nigeria (0.3%)
Central Bank of Nigeria, expiring 11/15/20	3,000	690
Venezuela (0.2%)
Republic of Venezuela Oil-Linked Payment Obligation, expiring 4/15/20	11,350	417
Total Warrants (Cost $@—)		1,107

	Shares
SHORT-TERM INVESTMENT (1.6%)
United States (1.6%)
Investment Company (1.6%)
Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class (Cost $3,784)	(g)3,784,319	3,784
TOTAL INVESTMENTS + (100.0%) (Cost $234,986)		241,049
LIABILITIES IN EXCESS OF OTHER ASSETS		(2,860)
NET ASSETS		$238,189

(a)	Issuer is in default.
(b)	144A Security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(c)	Variable/Floating Rate Security Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on March 31, 2008.
(d)	Step Bond — coupon rate increases in increments to maturity. Rate disclosed is as of March 31, 2008. Maturity date disclosed is ultimate maturity.
(e)	Security was valued at fair value — At March 31, 2008 the Fund held $2,752,000 of fair valued securities, representing 1.2% of net assets.
(f)	Denotes all or a portion of securities subject to repurchase under the Reverse Repurchase Agreement as of March 31, 2008.
(h)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Money Market Portfolio (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Investment Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the three months ended March 31, 2008, advisory fees paid were reduced by approximately $1,000 relating to the Fund’s investment in the Liquidity Fund. For the same period, income distributions earned by the Fund are recorded as dividends from affiliates and totaled approximately $26,000. During the three months ended March 31, 2008, the approximate cost of purchases and sales in the Liquidity Fund were $29,520,000 and $31,696,000, respectively.

@	Amount is less than $500.
BRL	Brazilian Real
EGP	Egyptian Pound
MXN	Mexican Peso
RUB	Russian Ruble
+

At March 31, 2008, the U.S. Federal income tax cost basis of investments was approximately $234,986,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $6,063,000 of which $12,633,000 related to appreciated securities and $6,570,000 related to depreciated securities.

Futures Contracts:

The Fund had the following futures contract(s) open at period end:

				Net Unrealized
				Appreciation
	Number of		Expiration	(Depreciation)
	Contracts	Value (000)	Date	(000)
Short:
U.S. Treasury 2 yr. Note	33	$7,084	Jun-08	$14
U.S. Treasury 10 yr. Note	538	61,458	Jun-08	278
				$292

Interest Rate Swap Contracts

The Fund had the following interest rate swap agreement(s) open at period end:

						Unrealized
					Notional	Appreciation
	Floating Rate	Pay/Receive	Fixed	Termination	Amount	(Depreciation)
Swap Counterparty	Index	Floating Rate	Rate	Date	(000)	(000)
JPMorgan Chase	3 Month LIBOR	Pay	4.39%	12/11/12	$54,409	$2,701

LIBOR — London Inter Bank Offer Rate

At March 31, 2008, the Fund had a reverse repurchase agreement outstanding with Lehman Brothers as follows:

Maturity in less than
Lehman Brothers Agreement	366 Days
Value of Securities Subject to Repurchase	$9,069,840
Liability Under Reverse Repurchase Agreement	$9,117,256
Weighted Average Days to Maturity	44.57

Notes to Portfolio of Investments (unaudited)

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS 157”), effective January 1, 2008. In accordance with SFAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. SFAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices in active markets for identical investments
Level 2	–	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2008 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities (000)	Other Financial Instruments* (000)
Level 1 - Quoted Prices	$—	$(292)
Level 2 - Other Significant Observable Inputs	238,297	(6,368)
Level 3 - Significant Unobservable Inputs	2,752	—
Total	$241,049	$(6,660)

*Other financial instruments include futures, forwards and swap contracts.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

	Investments in Securities (000)	Other Financial Instruments (000)
Balance as of 12/31/07	$3,787	$—
Accrued discounts/premiums	1	—
Realized gain (loss)	—	—
Change in unrealized appreciation (depreciation)	(1,036)	—
Net purchases (sales)	—	—
Net transfers in and/or out of Level 3	—	—
Balance as of 3/31/08	$2,752	$—
The amount of total realized gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at 3/31/08	$(1,036)	$—

Security Valuation – Bonds and other fixed income securities may be valued according to the broadest and most representative market. In addition, bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service. The prices provided by a pricing service take into account broker dealer market price quotations for institutional size trading in similar groups of securities, security quality, maturity, coupon and other security characteristics as well as any developments related to the specific securities. Securities listed on a foreign exchange are valued at their closing price. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the current bid and asked prices obtained from reputable brokers. Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, if it approximates market value.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board of Directors (the “Directors”), although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

Most foreign markets close before the New York Stock Exchange (“NYSE”). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Directors.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Morgan Stanley Emerging Markets Debt Fund, Inc.
By:	/s/ Ronald E. Robison
Name:	Ronald E. Robison
Title:	Principal Executive Officer
Date:	May 20, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ronald E. Robison
Name:	Ronald E. Robison
Title:	Principal Executive Officer
Date:	May 20, 2008

By:	/s/ James Garrett
Name:	James Garrett
Title:	Principal Financial Officer
Date:	May 20, 2008